Discontinued operations - Results Lighting (Detail) - EUR (€) € in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Nov. 30, 2017	Nov. 28, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued operations [Line items]
Income tax expense, discontinued operations			€ 182	€ 181	€ 144
Results from discontinued operations			843	660	479
Discontinued operations [Member]
Discontinued operations [Line items]
Results from discontinued operations			843	660	479
Philips Lighting [Member]
Discontinued operations [Line items]
Sales			6,319	7,094	7,438
Costs and expenses			5,776	6,726	7,114
Result on the sale of discontinued operations		€ 599
Result on the sale of discontinued operations excluding income tax			538
Fair value adjustment retained interest			104
Income before taxes			977	368	324
Income tax expense, discontinued operations			150	124	77
Income tax on the sale of discontinued operations	€ 61		(61)
US tax reform act			8
Results from discontinued operations			€ 896	€ 244	€ 247